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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPINNAKER CAPITAL LIMITED
Address:  6 GROSVENOR STREET
          LONDON W1K4DJ
          UNITED KINGDOM

Form 13F File Number: 28- 12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ALEXIS HABIB
Title:    AUTHORIZED SIGNATORY
Phone:    +442079032900

Signature, Place, and Date of Signing:

                                LONDON, ENGLAND UK         OCTOBER 10, 2012
--------------------------   ------------------------   ------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number                    Name

     28-_______________________              ________________________________
     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form  13F Information Table Entry Total:             2

Form  13F Information Table Value Total:       107,685
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  Form 13F File Number          Name

     1    28-12864                      SPINNAKER ASSET MANAGEMENT - SAM LIMITED

     [Repeat as necessary.]

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

                           FORM 13F INFORMATION TABLE

                                                         VALUE (U.S.$ NO. OF SHARES /       INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS     CUSIP     THOUSANDS)  PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS VOTING AUTHORITY
ISHARES TR                   MSCI EMERG MKT  464287 23 4      105,379        2,550,000 SH   DEFINED           1 NONE
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1 47759T AA 8        2,306            5,000 SH   DEFINED           1 NONE

[Repeat as Necessary]
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